Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 0.9%
Northrop Grumman Corp.	20,714	$ 7,460,147
Raytheon Technologies Corp.	129,645	11,144,284

		18,604,431

Air Freight & Logistics - 1.2%
FedEx Corp.	46,011	10,089,752
United Parcel Service, Inc., Class B	84,642	15,413,308

		25,503,060

Airlines - 0.3%
Southwest Airlines Co. (A)	116,065	5,969,223

Auto Components - 0.3%
Aptiv PLC (A)	14,590	2,173,472
Magna International, Inc.	52,338	3,937,911

		6,111,383

Automobiles - 1.9%
General Motors Co. (A)	93,882	4,948,520
Tesla, Inc. (A)	46,114	35,760,485

		40,709,005

Banks - 4.3%
Bank of America Corp.	278,364	11,816,552
Citigroup, Inc.	221,522	15,546,414
Comerica, Inc.	30,060	2,419,830
Fifth Third Bancorp	161,710	6,862,972
Regions Financial Corp.	313,395	6,678,448
SVB Financial Group (A)	5,815	3,761,607
Truist Financial Corp.	145,748	8,548,120
US Bancorp	205,099	12,191,085
Wells Fargo & Co.	519,679	24,118,302

		91,943,330

Beverages - 1.2%
Coca-Cola Co.	356,910	18,727,068
Constellation Brands, Inc., Class A	33,844	7,130,592

		25,857,660

Biotechnology - 2.2%
AbbVie, Inc.	203,777	21,981,425
Biogen, Inc. (A)	18,530	5,243,805
Moderna, Inc. (A)	8,810	3,390,617
Regeneron Pharmaceuticals, Inc. (A)	14,918	9,028,075
Vertex Pharmaceuticals, Inc. (A)	42,219	7,658,104

		47,302,026

Building Products - 1.2%
Johnson Controls International PLC	117,220	7,980,338
Masco Corp.	74,798	4,155,029
Trane Technologies PLC	78,957	13,631,926

		25,767,293

Capital Markets - 3.4%
Goldman Sachs Group, Inc.	28,477	10,765,160
Intercontinental Exchange, Inc.	54,496	6,257,231
Morgan Stanley	117,156	11,400,450
S&P Global, Inc.	45,963	19,529,219

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	147,662	$ 12,509,925
T. Rowe Price Group, Inc.	57,811	11,371,424

		71,833,409

Chemicals - 1.9%
Air Products & Chemicals, Inc.	11,541	2,955,766
Celanese Corp.	20,258	3,051,665
DuPont de Nemours, Inc.	89,450	6,081,705
Eastman Chemical Co.	93,698	9,439,137
Linde PLC	21,892	6,422,675
LyondellBasell Industries NV, Class A	15,247	1,430,931
PPG Industries, Inc.	71,634	10,244,378

		39,626,257

Commercial Services & Supplies - 0.1%
Cintas Corp.	6,075	2,312,509

Communications Equipment - 0.3%
Cisco Systems, Inc.	113,020	6,151,679
Motorola Solutions, Inc.	5,663	1,315,628

		7,467,307

Consumer Finance - 0.4%
Capital One Financial Corp.	49,370	7,996,459

Containers & Packaging - 0.3%
Crown Holdings, Inc.	22,919	2,309,777
WestRock Co.	61,608	3,069,926

		5,379,703

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B (A)	114,594	31,277,287
Voya Financial, Inc.	21,421	1,315,035

		32,592,322

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	139,138	7,514,843

Electric Utilities - 1.9%
Entergy Corp.	85,040	8,445,323
Evergy, Inc.	103,530	6,439,566
NextEra Energy, Inc.	207,264	16,274,369
Xcel Energy, Inc.	134,564	8,410,250

		39,569,508

Electrical Equipment - 0.7%
Eaton Corp. PLC	97,196	14,512,335

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	33,580	2,459,063

Entertainment - 1.1%
Netflix, Inc. (A)	30,357	18,528,091
Walt Disney Co. (A)	31,858	5,389,418

		23,917,509

Equity Real Estate Investment Trusts - 2.5%
Camden Property Trust	41,163	6,070,308
Equinix, Inc.	8,894	7,027,416
Equity Lifestyle Properties, Inc.	54,948	4,291,439
Host Hotels & Resorts, Inc. (A)	113,320	1,850,515
Kimco Realty Corp.	152,800	3,170,600
Prologis, Inc.	107,031	13,424,898
SBA Communications Corp.	11,640	3,847,835
Sun Communities, Inc.	29,512	5,462,671

Transamerica Series Trust	Page 1

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	17,016	$ 901,508
Ventas, Inc.	117,694	6,497,886

		52,545,076

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	11,805	5,304,577

Food Products - 0.5%
Mondelez International, Inc., Class A	180,168	10,482,174

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	116,123	13,717,610
ABIOMED, Inc. (A)	2,590	843,097
Becton Dickinson & Co.	25,137	6,179,177
Boston Scientific Corp. (A)	203,550	8,832,035
Danaher Corp.	22,720	6,916,877
DexCom, Inc. (A)	5,444	2,977,106
Intuitive Surgical, Inc. (A)	3,882	3,859,290
Medtronic PLC	146,009	18,302,228
Zimmer Biomet Holdings, Inc.	71,151	10,413,660

		72,041,080

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	19,080	2,279,106
Anthem, Inc.	45,702	17,037,706
Centene Corp. (A)	78,695	4,903,485
CVS Health Corp.	47,990	4,072,431
UnitedHealth Group, Inc.	69,781	27,266,228

		55,558,956

Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc. (A)	3,961	9,402,899
Hilton Worldwide Holdings, Inc. (A)	43,988	5,811,255
Royal Caribbean Cruises Ltd. (A)	12,662	1,126,285
Yum! Brands, Inc.	58,653	7,173,848

		23,514,287

Household Durables - 0.6%
D.R. Horton, Inc.	8,087	679,065
Lennar Corp., Class A	95,320	8,929,578
Toll Brothers, Inc.	46,120	2,549,975

		12,158,618

Household Products - 1.5%
Kimberly-Clark Corp.	52,066	6,895,621
Procter & Gamble Co.	177,839	24,861,892

		31,757,513

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	32,053	6,804,211

Insurance - 1.9%
American International Group, Inc.	95,057	5,217,679
Chubb Ltd.	58,021	10,065,483
Hartford Financial Services Group, Inc.	104,119	7,314,360
Progressive Corp.	124,328	11,238,008
Prudential Financial, Inc.	44,445	4,675,614
Travelers Cos., Inc.	14,439	2,194,872

		40,706,016

Interactive Media & Services - 7.4%
Alphabet, Inc., Class A (A)	22,404	59,897,542
Alphabet, Inc., Class C (A)	17,221	45,899,303

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Facebook, Inc., Class A (A)	141,605	$ 48,059,321
ZoomInfo Technologies, Inc., Class A (A)	50,510	3,090,707

		156,946,873

Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (A)	28,303	92,976,487

IT Services - 4.9%
Accenture PLC, Class A	85,832	27,459,373
Fiserv, Inc. (A)	24,659	2,675,502
FleetCor Technologies, Inc. (A)	26,435	6,906,672
Mastercard, Inc., Class A	82,691	28,750,007
PayPal Holdings, Inc. (A)	30,539	7,946,553
Shopify, Inc., Class A (A)	2,320	3,145,410
Visa, Inc., Class A	121,510	27,066,353

		103,949,870

Life Sciences Tools & Services - 1.4%
Illumina, Inc. (A)	10,832	4,393,567
Thermo Fisher Scientific, Inc.	41,926	23,953,582
Waters Corp. (A)	4,000	1,429,200

		29,776,349

Machinery - 2.1%
Deere & Co.	55,456	18,581,642
Ingersoll Rand, Inc. (A)	65,192	3,286,329
Otis Worldwide Corp.	24,290	1,998,581
Parker-Hannifin Corp.	29,441	8,232,292
Stanley Black & Decker, Inc.	69,493	12,182,818

		44,281,662

Media - 1.4%
Altice USA, Inc., Class A (A)	39,364	815,622
Charter Communications, Inc., Class A (A)	12,961	9,429,905
Comcast Corp., Class A	341,852	19,119,783
Fox Corp., Class A	13,564	544,052

		29,909,362

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	71,822	2,336,370

Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	241,040	5,929,584
DTE Energy Co.	13,150	1,468,987
Sempra Energy	35,509	4,491,888

		11,890,459

Multiline Retail - 0.8%
Dollar General Corp.	8,776	1,861,741
Dollar Tree, Inc. (A)	40,510	3,877,617
Target Corp.	49,329	11,284,995

		17,024,353

Oil, Gas & Consumable Fuels - 2.8%
Cabot Oil & Gas Corp.	27,557	599,640
Cheniere Energy, Inc. (A)	27,762	2,711,515
Chevron Corp.	110,921	11,252,935
ConocoPhillips	132,765	8,997,484
Diamondback Energy, Inc.	89,888	8,509,697
EOG Resources, Inc.	76,337	6,127,571
Phillips 66	47,930	3,356,538
Pioneer Natural Resources Co.	59,819	9,960,462
Williams Cos., Inc.	313,730	8,138,156

		59,653,998

Transamerica Series Trust	Page 2

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	22,845	$ 6,851,901

Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	311,008	18,402,343
Eli Lilly & Co.	82,849	19,142,262
Johnson & Johnson	165,462	26,722,113
Merck & Co., Inc.	145,307	10,914,009
Pfizer, Inc.	59,734	2,569,159

		77,749,886

Professional Services - 0.4%
Booz Allen Hamilton Holding Corp.	32,046	2,542,850
Leidos Holdings, Inc.	67,490	6,487,814

		9,030,664

Road & Rail - 1.0%
Lyft, Inc., Class A (A)	62,398	3,343,909
Norfolk Southern Corp.	44,086	10,547,576
Union Pacific Corp.	34,336	6,730,199

		20,621,684

Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (A)	135,340	13,926,486
Analog Devices, Inc.	88,536	14,828,009
Applied Materials, Inc.	114,913	14,792,751
Intel Corp.	60,737	3,236,067
Lam Research Corp.	28,317	16,116,621
Microchip Technology, Inc.	27,717	4,254,282
Micron Technology, Inc.	25,844	1,834,407
NVIDIA Corp.	135,254	28,019,219
NXP Semiconductors NV	52,427	10,268,877
QUALCOMM, Inc.	20,731	2,673,884
Texas Instruments, Inc.	113,447	21,805,648

		131,756,251

Software - 9.1%
Fortinet, Inc. (A)	8,243	2,407,286
Intuit, Inc.	43,384	23,406,102
Microsoft Corp.	508,099	143,243,270
Oracle Corp.	96,281	8,388,963
salesforce.com, Inc. (A)	38,924	10,556,967
Workday, Inc., Class A (A)	17,631	4,405,811

		192,408,399

Specialty Retail - 3.4%
AutoZone, Inc. (A)	1,316	2,234,555
Best Buy Co., Inc.	86,425	9,135,987
Home Depot, Inc.	50,807	16,677,906
Lowe’s Cos., Inc.	108,188	21,947,018
O’Reilly Automotive, Inc. (A)	23,621	14,433,848
TJX Cos., Inc.	123,567	8,152,950

		72,582,264

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	927,659	131,263,749
Seagate Technology Holdings PLC	100,624	8,303,492

		139,567,241

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	26,430	2,570,053
NIKE, Inc., Class B	110,035	15,980,383

		18,550,436

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 1.0%
Altria Group, Inc.	212,474	$ 9,671,817
Philip Morris International, Inc.	126,955	12,034,064

		21,705,881

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. (A)	115,759	14,789,370

Total Common Stocks (Cost $1,521,483,027)		2,108,180,903

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (B), dated 09/30/2021, to be repurchased at $11,066,166 on 10/01/2021. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2022, and with a value of $11,287,562.	$ 11,066,166	11,066,166

Total Repurchase Agreement (Cost $11,066,166)		11,066,166

Total Investments (Cost $1,532,549,193)		2,119,247,069
Net Other Assets (Liabilities) - 0.1%		1,459,544

Net Assets - 100.0%		$ 2,120,706,613

Transamerica Series Trust	Page 3

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	50	12/17/2021	$ 11,208,227	$ 10,744,375	$ —	$ (463,852)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,108,180,903	$—	$—	$2,108,180,903
Repurchase Agreement	—	11,066,166	—	11,066,166

Total Investments	$2,108,180,903	$11,066,166	$—	$2,119,247,069

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(463,852)	$—	$—	$(463,852)

Total Other Financial Instruments	$(463,852)	$—	$—	$(463,852)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at September 30, 2021.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 4

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5